Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Oil sales, net of royalties	$ 790,949	$ 652,264
Gain (loss) on risk management contracts	(27,489)	16,405
Gross profit	763,460	668,669
Expenses
Diluent expense	327,146	304,740
Transportation and marketing	52,744	55,673
Operating expenses	152,864	148,965
General and administrative	22,758	11,536
Stock-based compensation	6,344	9,808
Financing and interest	61,460	110,214
Depletion and depreciation	81,030	68,054
Exploration expenses	1,811	3,852
Other income	(5,032)	(2,905)
Transaction costs		12,172
Listing expense		106,542
Gain on revaluation of warrants	(326)	(34,973)
Foreign exchange loss (gain)	26,129	(8,724)
Total expenses	726,928	784,954
Net income (loss) before taxes	36,532	(116,285)
Income tax recovery (expense)	84,879	(19,386)
Net income (loss) and comprehensive income (loss)	$ 121,411	$ (135,671)
Net income (loss) per share
Basic (in Dollars per share)	$ 1.76	$ (2.49)
Diluted (in Dollars per share)	$ 1.7	$ (2.49)
Oil sales
Revenues
Oil sales, net of royalties	$ 822,972	$ 675,970
Royalties
Revenues
Oil sales, net of royalties	$ (32,023)	$ (23,706)